YieldMax MSTR Performance & Distribution Target 25 ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 11.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 11.8%
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $172.50	$1,654,500	100	$67,000
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $170.00	4,086,615	247	187,720
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	545,985	33	32,423
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $162.50	6,287,100	380	421,800
Total Call Options			708,943

TOTAL PURCHASED OPTIONS (Cost $570,526)			708,943

SHORT-TERM INVESTMENTS - 49.6%
Money Market Funds - 3.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	180,871	180,871

U.S. Treasury Bills - 46.6%	Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)(g)	$391,000	389,399
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)	725,000	719,994
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)(h)	1,716,000	1,699,447
		2,808,840

TOTAL SHORT-TERM INVESTMENTS (Cost $2,990,108)		2,989,711

TOTAL INVESTMENTS - 61.4% (Cost $3,560,634)		$3,698,654
Other Assets in Excess of Liabilities - 38.6%		2,328,072
TOTAL NET ASSETS - 100.0%		$6,026,726

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $2,808,776.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax MSTR Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (16.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (10.6)%
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	$(1,654,500)	(100)	$(98,250)
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	(4,632,600)	(280)	(541,800)
Total Call Options			(640,050)

Put Options - (5.5)%
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $162.51	(6,287,100)	(380)	(330,980)

TOTAL WRITTEN OPTIONS (Premiums received $585,359)			$(971,030)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.